Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2014
ProShares USD Covered Bond
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USD COVERED BOND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProShares USD Covered Bond (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive® Diversified USD Covered Bond Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 83% of the average value of its entire portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year.

Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction costs associated with the purchase and sale of securities. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to meet its investment objective by, under normal circumstances, investing substantially all of its assets in “Covered Bonds.” Covered Bonds are debt instruments, issued by a financial institution and secured by a segregated pool of financial assets (the “cover pool”), typically comprised of mortgages or, in certain cases, public-sector loans. The cover pool, typically maintained by the issuing financial institution, is designed to pay Covered Bond holders in the event that there is a default on the payment obligations of a Covered Bond. To the extent the cover pool assets are insufficient to repay principal and/or interest. Covered Bond holders also have a senior, unsecured claim against the issuing financial institution. Covered Bonds differ from other debt instruments, including asset-backed securities, in that Covered Bond holders have claims against both the cover pool and the issuing financial institution.

The Index, published by Solactive AG, seeks to track the performance of U.S. dollar-denominated Covered Bonds that are generally rated “AAA” (or its equivalent). Specifically, the Index aims to include the universe of U.S. dollar-denominated fixed-rate Covered Bonds that conform to the eligibility criteria for the Index. The Covered Bonds must be denominated in USD, have a fixed-rate coupon, have at least 18 months to maturity, have USD 1 billion or more of outstanding face amount and a minimum denomination no greater than $250,000, be either registered with the Securities and Exchange Commission or eligible for resale under Rule 144A under the Securities Act of 1933, and satisfy the liquidity criteria applicable to the Index. In addition, the Covered Bonds must be rated in the highest category by at least one of the following rating agencies: Fitch Investor Services, Moody’s Investor Services or Standard & Poor’s Rating Group. When the Covered Bond is rated by all three agencies, two of the agencies must rate the bond “AAA” (or its equivalent); when the bond is rated by two of such agencies, both agencies must rate the bond “AAA” (or its equivalent); and when the bond is rated by only one of such rating agency, that agency must rate the bond “AAA” (or its equivalent). Covered Bonds containing puts or calls and bonds that are convertible or have equity-like features are not eligible for inclusion in the Index. In addition, the following diversification criteria are applied to the Index when it is rebalanced: no single issuer may have a value weight greater than 25% of the value of the Index and issuers with a value weight of 5% or more may not constitute more than 50% of the value of the Index. For purposes of the diversification criteria, bonds issued by affiliated issuers (i.e., issuers under common control) will be treated as being issued by the same issuer. If a Covered Bond no longer satisfies the eligibility criteria, it will be removed from the Index when the Index is rebalanced. The Index is rebalanced on the last business day of the following months: January, April, July and October.

As of the date of this Prospectus, the Index was comprised of Covered Bonds issued exclusively by non-U.S. institutions. As of June 30, 2014, the Index was comprised of 54 Covered Bonds issued by 25 different issuers, all of which are financial institutions. These issuers are primarily Canadian and European and come from: Canada (42.48%); Norway (12.73%); France (3.36%); Sweden (9.47%); United Kingdom (6.12%); Australia (18.44%); Netherlands (1.53%); Germany (1.10%); and Switzerland (4.77%). The above weights represent the percentage of dollars invested per country. The Index is published under the Bloomberg ticker symbol “COBOUSD”.

The securities that the Fund will principally invest in are set forth below.
  Debt Securities —  The Fund invests in debt securities, primarily Covered Bonds that are issued by a financial institution and are secured by a pool of financial assets, typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents.
ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in securities that make up the Index. The Fund may invest in only a representative sample of the securities in the Index or securities not contained in the Index, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or instrument, nor does it conduct conventional investment research or analysis or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2014, the Index was concentrated in the financial services industry group, which comprised approximately 100% of the market capitalization of the Index, in Canada, which comprised approximately 40% of the market capitalization of the Index, and in Europe, which comprised approximately 38% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on June 30, 2014, the Index was concentrated in the financial services industry group, which comprised approximately 100% of the market capitalization of the Index, in Canada, which comprised approximately 40% of the market capitalization of the Index, and in Europe, which comprised approximately 38% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.
  Risks Specific to Covered Bonds — While Covered Bonds are secured by a pool of assets (the “cover pool”), there is no guarantee that the cover pool will adequately or fully compensate Covered Bond holders in the event that an issuer defaults on its payment obligations. In the event of such default, while the Covered Bond structure is designed to ensure continued timely interest payments to the Covered Bond holders and to avoid acceleration of payment under the Covered Bonds, the Fund could, in certain cases, obtain assets of the cover pool, which may be difficult to liquidate, rather than cash. These assets may be difficult to value. See “Valuation Risk” below for more information. Assets that comprise a cover pool, such as mortgages or public-sector loans, may also decline in value. See “Mortgage and Public-Sector Loan Risk” below for more information. Accordingly, upon an issuer default, a Fund may experience significant delays in obtaining any amounts for the cover pool and/or may obtain only limited amounts or no amounts in certain circumstances. Market practice surrounding the maintenance of a cover pool, including custody arrangements, varies based on the jurisdiction in which the Covered Bonds are issued. Certain jurisdictions may afford lesser protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. Investors should be aware that Canadian Covered Bonds (and potentially those of certain other jurisdictions that the Fund may invest in) are governed by contractual arrangements, rather than a specific legislative legal framework. Also, because certain Covered Bonds may benefit from the support of a sovereign government, such Covered Bonds may be negatively affected to the extent that the creditworthiness of the sovereign government is negatively affected. Further, while Covered Bond holders have a preferential claim on cover pool assets, senior to other creditors, there is no guarantee that such a claim will provide an amount equal to the obligations owed to Covered Bond holders. If the proceeds in a cover pool are not sufficient to cover the obligations owed to investors of a Covered Bond held by the Fund, the Fund may attempt to recover the shortfall as a senior unsecured creditor but may still be prevented from realizing the full amount of principal and interest due. As a result, Fund shareholders may incur losses, which may be significant.

  Investors should be aware that the rating of the underlying issuer of a Covered Bond may be lower than the rating of the Covered Bond.

  Also, due to demand from other investors, certain Covered Bonds may be less accessible to the capital markets and may be difficult for the Fund to acquire. This may cause the Fund, at times, to pay a premium to obtain such securities or may result in the Fund being underexposed to such securities, in relation to the Index.
  Interest Rate Risk — Interest rate risk is the risk that debt securities may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. Interest rate risk is generally based on the currency in which the instrument is denominated, in this case the U.S. dollar.
  Restricted Securities Risk — The Fund will typically invest in privately placed Covered Bonds, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933. Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. At times, such securities cannot be readily bought or sold and the Fund might be unable to acquire or dispose of such securities promptly or at reasonable prices, which may result in a loss to the Fund. A restricted security that was liquid at the time of purchase may subsequently become illiquid.
  Mortgage and Public-Sector Loan Risk — Because the Fund’s investments in Covered Bonds are secured by a pool of financial assets that may include mortgages and, in certain cases, public-sector loans, the Fund may be indirectly exposed to the risks posed by mortgages and/or public-sector loans. These risks include interest rate risk, extension risk (i.e., the risk that an issuer will exercise its right to pay principal later than expected) and prepayment risk (i.e., the risk that an issuer will exercise its right to pay principal earlier than expected). Because of these risks, any mortgages or public-sector loans may be subject to greater volatility as a result of slight movements in interest rates (either increases or decreases) that may have the effect of quickly increasing or decreasing the value of certain mortgages or public-sector loans that collateralize investments held by the Fund.
  Debt Instrument Risk — The Fund invests in, or seeks exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in the Fund to change. All Covered Bonds held by the Fund are sold prior to maturity, which can result in losses.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, the Fund’s underlying investments may trade on markets that may not be open on the same day as the Fund. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.
  Credit Risk — Due to its exposure to debt securities, the Fund will be subject to the risk that an issuer of a debt security is unwilling or unable to make timely payments to meet its contractual obligations. At times when credit risk increases, the price of the debt securities that comprise the Index (and therefore the value of the Fund) will typically decrease. Conversely, when credit risk of the debt securities decreases, the level of the Index (and the value of the Fund) will typically increase. In using sampling techniques, the Fund may be overexposed to certain securities that would adversely affect the Fund upon the markets’ perceived view of increased credit risk or upon a downgrade or default of such securities.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund’s performance, such as: i) the possibility that a foreign government may withhold portions of interest and dividends at the source; ii) less publicly available information about foreign issuers; and iii) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to obtain exposure to those foreign investments at appropriate times. .
  Geographic Concentration Risk — Because the Fund currently focuses its investments primarily in Covered Bonds issued by European and Canadian financial institutions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks. In particular, the European markets have experienced significant volatility over recent years and several European Union member countries have been adversely affected by unemployment, budget deficits and economic downturns, which have caused those countries to experience credit rating downgrades and rising government debt levels. These events, or even the threat of these events, may cause the value of debt issued by issuers in European countries to fall (in some cases drastically) and may cause further volatility in the European financial markets, either of which may negatively impact the Fund’s returns.

  The Fund may also invest in Covered Bonds issued in other regions.
  Financial Services Industry Debt Risk — The Fund is subject to risks related to the debt issued by companies in the financial services economic sector to the same extent as the Index is so concentrated, including effects on issuer credit from: extensive governmental regulation and/or nationalization that affects the scope of a financial services company’s activities, the prices that financial services companies can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and other financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector.
  Fixed Income and Market Risk — The fixed income markets can be volatile, and the value of securities correlated with these markets may fluctuate dramatically from day-to-day. Fixed income markets are subject to adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, fixed income securities in the Index may underperform other fixed income investments that track other markets, segments and sectors. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
  Market Price Variance Risk — The Fund’s shares are listed for trading on NYSE Arca and can be bought and sold in the secondary market at market prices. The market price of shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE Arca. Because the Fund and the Index generally value such securities as of their local market closing time, the daily net asset value (“NAV”) and Index performance will vary from the market performance of the Fund as of the NYSE Arca close (typically at 4:00 p.m., Eastern Time). Furthermore, liquidity in such securities may be reduced after the applicable closing times. This may cause wider spreads and larger premium and discounts than would otherwise be the case if each market was open until the close of trading on NYSE Arca. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained. The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with the Fund.
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. This risk may be particularly acute if the Index is comprised of a small number of securities.
  Portfolio Turnover Risk — Active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase commission and other transaction costs and may result in increased taxable capital gains.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event. This may increase the Fund’s volatility and cause performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. This risk may be particularly acute if the Index is comprised of a small number of securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the Fund’s investment results during its first full calendar year of operations, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s investment results during its first full calendar year of operations, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ProShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2013): 0.65% Worst Quarter (ended 6/30/2013): -1.11% The year-to-date return as of the most recent quarter, which ended June 30, 2014, was 1.05%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2013
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of January 17, 2014, the Fund changed its underlying index from the BNP Paribas Diversified USD Covered Bond index (“Prior Index”) to the Index. The change was effected due to the planned retirement of the Prior Index and did not result in any material changes to the index methodology. The Index has adopted the historical data of the Prior Index for dates prior to January 17, 2014.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
ProShares USD Covered Bond | ProShares USD Covered Bond
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	2.22%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.57%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	587
5 Years	rr_ExpenseExampleYear05	1,165
10 Years	rr_ExpenseExampleYear10	$ 2,738
2013	rr_AnnualReturn2013	(0.03%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.11%)
One Year	rr_AverageAnnualReturnYear01	(0.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2012
ProShares USD Covered Bond | After Taxes on Distributions | ProShares USD Covered Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.15%
ProShares USD Covered Bond | After Taxes on Distributions and Sale of Shares | ProShares USD Covered Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
ProShares USD Covered Bond | BNP Paribas Diversified USD Covered Bond Index/Solactive Diversified USD Covered Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.37%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%	[2],[3]

[1]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.35% through September 30, 2015. After that date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	As of January 17, 2014, the Fund changed its underlying index from the BNP Paribas Diversified USD Covered Bond index ("Prior Index") to the Index. The change was effected due to the planned retirement of the Prior Index and did not result in any material changes to the index methodology. The Index has adopted the historical data of the Prior Index for dates prior to January 17, 2014.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.